Leases - Schedule of Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Minimum Lease Payments [Abstract]
Operating lease payments Twelve months ending March 31, 2027	$ 1,784,151
Finance lease payments Twelve months ending March 31, 2027	131,992
Twelve months ending March 31, 2027	1,916,143
Operating lease payments Twelve months ending March 31, 2028	1,080,295
Finance lease payments Twelve months ending March 31, 2028	110,212
Twelve months ending March 31, 2028	1,190,507
Operating lease payments Twelve months ending March 31, 2029	708,180
Finance lease payments Twelve months ending March 31, 2029	106,038
Twelve months ending March 31, 2029	814,218
Operating lease payments Twelve months ending March 31, 2030	73,683
Finance lease payments Twelve months ending March 31, 2030	60,232
Twelve months ending March 31, 2030	133,915
Operating lease payments Twelve months ending March 31, 2031	36,842
Finance lease payments Twelve months ending March 31, 2031	47,737
Twelve months ending March 31, 2031	84,579
Operating lease payments	3,683,151
Finance lease payments	456,211
Total lease payments	4,139,362
Operating lease payments Less: discount	(228,676)
Finance lease payments Less: discount	(48,876)
Less: discount	(277,552)
Operating lease payments Present value of lease liabilities	3,454,475
Finance lease payments Present value of lease liabilities	407,335
Present value of lease liabilities	3,861,810
Operating lease payments Present value of lease liabilities, current	1,663,734	$ 376,751
Finance lease payments Present value of lease liabilities, current	112,687	84,528
Present value of lease liabilities, current	1,776,421
Operating lease payments Present value of lease liabilities, non-current	1,790,741	110,368
Finance lease payments Present value of lease liabilities, non-current	294,648	$ 164,606
Present value of lease liabilities, non-current	$ 2,085,389